Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated statements of income
Deferred taxes assets	€ 315,360	€ 351,152
Deferred tax liabilities	868,452	785,886
Net deferred tax liabilities	€ (553,092)	€ (434,734)